Accounting Policies - Additional Information (Detail) £ in Billions, $ in Billions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025 USD ($)
Disclosure of Summary of Significant Accounting Policies [Line items]
Liquid Assets | £	£ 1.3
Percentage of emision in greenhouse gas in 2050	90.00%			90.00%
Percentage of emision in greenhouse gas in 2030	50.00%			50.00%
severe but plausible scenario [Member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Impact on Reduction of operating profit for the period, Percent	41.00%			41.00%
Revolving credit facility [Member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Total borrowing capacity on revolving credit facility | $				$ 1.8
Sterling [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Average foreign exchange rate	1.32	1.28	1.25
Year end foreign exchange rate	1.35	1.25	1.27	1.35
Bottom of range [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Percentage of voting rights held in associate	20.00%
Bottom of range [member] | Software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	3 years
Bottom of range [member] | Internally developed software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	3 years
Bottom of range [member] | Acquired intangible assets [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	2 years
Top of range [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Percentage of voting rights held in associate	50.00%
Top of range [member] | Software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	8 years
Top of range [member] | Internally developed software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	10 years
Top of range [member] | Acquired intangible assets [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	20 years
Top of range [member] | Product Development Assets [Member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	7 years
Top of range [member] | Platform Assets [Member] | Product Development Assets [Member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	10 years